Reverse Recapitalization	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

NOTE 14 — REVERSE RECAPITALIZATION

As described in Note 1, the Company merged with AIB on July 18, 2024. The Merger was accounted for as a reverse recapitalization with the Company as the accounting acquirer. The pre-combination net liabilities of AIB were primarily non-operating liabilities. Under reverse recapitalization accounting, the assets and liabilities of AIB were recorded at their historical cost. No goodwill or intangible assets were recognized.

As part of the reverse recapitalization, the Company issued 447,633 ordinary shares to the shareholders of AIB at the transaction date. In addition, there were underwriting and advisory services and reverse recapitalization incremental cost to be settled by cash of $1,544,522 and 87,734 ordinary shares of the Company. The amounts were recorded in additional paid-in capital in the accompanying audited consolidated statements of changes in shareholders’ equity for the year ended December 31, 2024.